Variable Interest Entities ("VIE") Variable Interest Entities - Assets and Liabilities of Hilli LLC (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
		Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and short-term deposits		$ 306,387	$ 306,387	$ 286,562	$ 214,862	$ 224,190
Restricted cash and short-term deposits		457,776	457,776		397,815
Vessels and equipment, net		3,315,960	3,315,960		2,077,059
Other non-current assets		327,176	327,176		157,504
Total assets		5,187,084	5,187,084		4,764,287
Liabilities
Current portion of long-term debt and short-term debt		830,911	830,911		1,384,933
Long-term debt		1,788,669	1,788,669		1,025,914
Total liabilities		3,040,688	3,040,688		2,967,983
Total operating revenues			248,665	85,950
Realized and unrealized gain on oil derivative instrument			200,088	0
Net cash payments in financing activities	[1]		(252,142)	(332,177)
Variable Interest Entity, Primary Beneficiary
Liabilities
Current portion of long-term debt and short-term debt		799,011	799,011		833,664
Long-term debt		1,097,539	1,097,539		252,691
Total liabilities		1,896,550	1,896,550		$ 1,086,355
Net cash payments in financing activities			810,600	80,900
Liquefaction Services
Liabilities
Total operating revenues			73,101	$ 0
Liquefaction Services | Variable Interest Entity, Primary Beneficiary
Liabilities
Total operating revenues		48,000
Net cash payments in financing activities		15,200
Energy Related Derivative - Oil | Variable Interest Entity, Primary Beneficiary
Liabilities
Realized and unrealized gain on oil derivative instrument		88,700
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Golar Hilli LLC | Golar LNG Partners
ASSETS
Cash and short-term deposits		101,074	101,074
Restricted cash and short-term deposits		53,051	53,051
Vessels and equipment, net		1,313,475	1,313,475
Other non-current assets		287,432	287,432
Total assets		1,755,032	1,755,032
Liabilities
Current portion of long-term debt and short-term debt		148,569	148,569
Long-term debt		762,533	762,533
Total liabilities		$ 911,102	$ 911,102

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017.